Schedules of Investments (unaudited)
June 30, 2024
 ClearBridge Dividend Strategy ESG ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.1%
Communication Services — 7.0%
Entertainment — 0.8%
Walt Disney Co.	3,948	$391,997
Interactive Media & Services — 0.8%
Alphabet Inc., Class A Shares	2,160	393,444
Media — 3.0%
Comcast Corp., Class A Shares	36,172	1,416,496
Wireless Telecommunication Services — 2.4%
T-Mobile US Inc.	6,325	1,114,338

Total Communication Services		3,316,275
Consumer Discretionary — 3.3%
Automobiles — 0.7%
General Motors Co.	7,206	334,791
Hotels, Restaurants & Leisure — 1.0%
Starbucks Corp.	6,017	468,423
Specialty Retail — 1.6%
Home Depot Inc.	2,145	738,395

Total Consumer Discretionary		1,541,609
Consumer Staples — 10.1%
Beverages — 2.1%
Coca-Cola Co.	15,259	971,235
Food Products — 4.2%
Mondelez International Inc., Class A Shares	5,133	335,904
Nestle SA, ADR	16,091	1,648,523
Total Food Products		1,984,427
Household Products — 1.7%
Procter & Gamble Co.	4,901	808,273
Personal Care Products — 2.1%
Haleon PLC, ADR	68,624	566,834
Kenvue Inc.	23,484	426,939
Total Personal Care Products		993,773

Total Consumer Staples		4,757,708
Energy — 7.0%
Oil, Gas & Consumable Fuels — 7.0%
EQT Corp.	13,476	498,343
Kinder Morgan Inc.	46,775	929,419
Williams Cos. Inc.	43,438	1,846,115

Total Energy		3,273,877
Financials — 16.7%
Banks — 4.2%
JPMorgan Chase & Co.	7,278	1,472,048
PNC Financial Services Group Inc.	3,320	516,194
Total Banks		1,988,242
Consumer Finance — 1.6%
Capital One Financial Corp.	5,495	760,783
See Notes to Schedules of Investments.

ClearBridge ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 ClearBridge Dividend Strategy ESG ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — 6.1%
Apollo Global Management Inc.	13,817	$1,631,373
Visa Inc., Class A Shares	4,698	1,233,084
Total Financial Services		2,864,457
Insurance — 4.8%
American International Group Inc.	6,076	451,082
MetLife Inc.	9,374	657,961
Travelers Cos. Inc.	5,561	1,130,774
Total Insurance		2,239,817

Total Financials		7,853,299
Health Care — 10.2%
Biotechnology — 0.9%
Gilead Sciences Inc.	6,414	440,064
Health Care Equipment & Supplies — 2.9%
Becton Dickinson & Co.	5,786	1,352,246
Health Care Providers & Services — 1.6%
UnitedHealth Group Inc.	1,424	725,186
Pharmaceuticals — 4.8%
AstraZeneca PLC, ADR	7,553	589,059
Johnson & Johnson	4,284	626,149
Merck & Co. Inc.	8,421	1,042,520
Total Pharmaceuticals		2,257,728

Total Health Care		4,775,224
Industrials — 6.0%
Air Freight & Logistics — 0.9%
United Parcel Service Inc., Class B Shares	3,063	419,172
Commercial Services & Supplies — 1.7%
Waste Management Inc.	3,704	790,211
Ground Transportation — 1.8%
Union Pacific Corp.	3,654	826,754
Industrial Conglomerates — 1.6%
Honeywell International Inc.	3,619	772,801

Total Industrials		2,808,938
Information Technology — 16.1%
Communications Equipment — 1.1%
Cisco Systems Inc.	10,461	497,002
Semiconductors & Semiconductor Equipment — 4.4%
Broadcom Inc.	822	1,319,746
Intel Corp.	13,664	423,174
Texas Instruments Inc.	1,721	334,786
Total Semiconductors & Semiconductor Equipment		2,077,706
Software — 8.5%
Microsoft Corp.	4,632	2,070,272
Oracle Corp.	7,459	1,053,211
SAP SE, ADR	4,253	857,873
Total Software		3,981,356
See Notes to Schedules of Investments.

ClearBridge ETFs 2024 Quarterly Report

 ClearBridge Dividend Strategy ESG ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Technology Hardware, Storage & Peripherals — 2.1%
	Apple Inc.	4,779	$1,006,553

Total Information Technology			7,562,617
Materials — 9.7%
Chemicals — 5.4%
	Air Products & Chemicals Inc.	2,607	672,736
	Linde PLC	2,818	1,236,566
	PPG Industries Inc.	4,967	625,296
	Total Chemicals		2,534,598
Construction Materials — 2.3%
	Vulcan Materials Co.	4,267	1,061,118
Metals & Mining — 2.0%
	Freeport-McMoRan Inc.	10,141	492,853
	Nucor Corp.	2,981	471,236
	Total Metals & Mining		964,089

Total Materials			4,559,805
Real Estate — 4.8%
Residential REITs — 1.9%
	AvalonBay Communities Inc.	4,360	902,040
Specialized REITs — 2.9%
	American Tower Corp.	4,362	847,886
	Public Storage	1,720	494,758
	Total Specialized REITs		1,342,644

Total Real Estate			2,244,684
Utilities — 5.2%
Electric Utilities — 1.1%
	Edison International	6,893	494,987
Multi-Utilities — 4.1%
	DTE Energy Co.	4,200	466,242
	Sempra	19,422	1,477,237
	Total Multi-Utilities		1,943,479

Total Utilities			2,438,466
Total Common Stocks (Cost — $39,287,515)			45,132,502
		Shares/Units
Master Limited Partnerships — 1.6%
Independent Power and Renewable Electricity Producers — 1.6%
Brookfield Renewable Partners LP (Cost — $781,964)		29,684	735,273
Total Investments before Short-Term Investments (Cost — $40,069,479)			45,867,775
	Rate	Shares
Short-Term Investments — 2.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $1,028,057)	5.145%	1,028,057	1,028,057 (a)
Total Investments — 99.9% (Cost — $41,097,536)			46,895,832
Other Assets in Excess of Liabilities — 0.1%			44,926
Total Net Assets — 100.0%			$46,940,758

See Notes to Schedules of Investments.

ClearBridge ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 ClearBridge Dividend Strategy ESG ETF
(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

ClearBridge ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 ClearBridge Large Cap Growth ESG ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.8%
Communication Services — 10.1%
Diversified Telecommunication Services — 0.0%††
GCI Liberty Inc., Class A Shares (Escrow)	3,549	$18 *(a)(b)
Entertainment — 3.9%
Netflix Inc.	21,285	14,364,821 *
Interactive Media & Services — 6.2%
Alphabet Inc., Class A Shares	29,434	5,361,403
Meta Platforms Inc., Class A Shares	33,814	17,049,695
Total Interactive Media & Services		22,411,098

Total Communication Services		36,775,937
Consumer Discretionary — 8.7%
Automobile Components — 0.6%
Aptiv PLC	28,937	2,037,743 *
Automobiles — 0.5%
Tesla Inc.	9,160	1,812,581 *
Broadline Retail — 7.6%
Amazon.com Inc.	144,155	27,857,954 *

Total Consumer Discretionary		31,708,278
Consumer Staples — 3.7%
Beverages — 1.2%
Monster Beverage Corp.	89,210	4,456,040 *
Consumer Staples Distribution & Retail — 1.5%
Target Corp.	36,181	5,356,235
Personal Care Products — 1.0%
Estee Lauder Cos. Inc., Class A Shares	35,153	3,740,279

Total Consumer Staples		13,552,554
Financials — 9.7%
Capital Markets — 2.6%
Intercontinental Exchange Inc.	23,728	3,248,126
S&P Global Inc.	13,479	6,011,634
Total Capital Markets		9,259,760
Financial Services — 5.6%
PayPal Holdings Inc.	89,344	5,184,632 *
Visa Inc., Class A Shares	57,559	15,107,511
Total Financial Services		20,292,143
Insurance — 1.5%
Marsh & McLennan Cos. Inc.	26,548	5,594,194

Total Financials		35,146,097
Health Care — 14.5%
Health Care Equipment & Supplies — 4.9%
Alcon Inc.	53,464	4,762,573
Intuitive Surgical Inc.	17,487	7,779,092 *
Stryker Corp.	14,927	5,078,912
Total Health Care Equipment & Supplies		17,620,577
Health Care Providers & Services — 3.7%
UnitedHealth Group Inc.	26,647	13,570,251
See Notes to Schedules of Investments.

ClearBridge ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 ClearBridge Large Cap Growth ESG ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Life Sciences Tools & Services — 2.2%
Thermo Fisher Scientific Inc.	14,146	$7,822,738
Pharmaceuticals — 3.7%
Eli Lilly & Co.	8,876	8,036,153
Zoetis Inc.	31,546	5,468,814
Total Pharmaceuticals		13,504,967

Total Health Care		52,518,533
Industrials — 8.7%
Electrical Equipment — 2.2%
Eaton Corp. PLC	25,619	8,032,837
Ground Transportation — 3.3%
Uber Technologies Inc.	108,499	7,885,708 *
Union Pacific Corp.	19,005	4,300,071
Total Ground Transportation		12,185,779
Industrial Conglomerates — 1.1%
Honeywell International Inc.	17,942	3,831,335
Trading Companies & Distributors — 2.1%
W.W. Grainger Inc.	8,517	7,684,378

Total Industrials		31,734,329
Information Technology — 37.6%
IT Services — 1.6%
Accenture PLC, Class A Shares	18,680	5,667,699
Semiconductors & Semiconductor Equipment — 13.2%
ASML Holding NV, Registered Shares	7,277	7,442,406
NVIDIA Corp.	284,100	35,097,714
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	32,539	5,655,604
Total Semiconductors & Semiconductor Equipment		48,195,724
Software — 18.4%
Adobe Inc.	12,855	7,141,467 *
Atlassian Corp., Class A Shares	19,293	3,412,546 *
Intuit Inc.	8,847	5,814,337
Microsoft Corp.	65,216	29,148,291
Palo Alto Networks Inc.	27,417	9,294,637 *
Salesforce Inc.	30,084	7,734,596
Workday Inc., Class A Shares	20,572	4,599,076 *
Total Software		67,144,950
Technology Hardware, Storage & Peripherals — 4.4%
Apple Inc.	75,508	15,903,495

Total Information Technology		136,911,868
See Notes to Schedules of Investments.

ClearBridge ETFs 2024 Quarterly Report

 ClearBridge Large Cap Growth ESG ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Materials — 1.5%
Chemicals — 1.5%
Sherwin-Williams Co.		18,302	$5,461,866

Real Estate — 1.6%
Specialized REITs — 1.6%
Equinix Inc.		7,715	5,837,169

Utilities — 0.7%
Electric Utilities — 0.7%
NextEra Energy Inc.		35,275	2,497,823
Total Investments before Short-Term Investments (Cost — $267,416,791)			352,144,454
	Rate
Short-Term Investments — 3.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $11,677,941)	5.145%	11,677,941	11,677,941 (c)
Total Investments — 100.0% (Cost — $279,094,732)			363,822,395
Liabilities in Excess of Other Assets — (0.0)%††			(46,623)
Total Net Assets — 100.0%			$363,775,772

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

ClearBridge ETFs 2024 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Dividend Strategy ESG ETF (“Dividend Strategy ESG ETF”) and ClearBridge Large Cap Growth ESG ETF (“Large Cap Growth ESG ETF”) (the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

ClearBridge ETFs 2024 Quarterly Report

market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Dividend Strategy ESG ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$45,132,502	—	—	$45,132,502
Master Limited Partnerships	735,273	—	—	735,273
Total Long-Term Investments	45,867,775	—	—	45,867,775
Short-Term Investments†	1,028,057	—	—	1,028,057
Total Investments	$46,895,832	—	—	$46,895,832

†	See Schedule of Investments for additional detailed categorizations.
Large Cap Growth ESG ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$36,775,919	—	$18	$36,775,937
Other Common Stocks	315,368,517	—	—	315,368,517
Total Long-Term Investments	352,144,436	—	18	352,144,454
Short-Term Investments†	11,677,941	—	—	11,677,941
Total Investments	$363,822,377	—	$18	$363,822,395

†	See Schedule of Investments for additional detailed categorizations.

ClearBridge ETFs 2024 Quarterly Report